Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Registrant Name	dei_EntityRegistrantName	TEMPLETON GLOBAL SMALLER COMPANIES FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000350900
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 22, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 22, 2024
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A